PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS	12 Months Ended
Dec. 31, 2017
Compensation and Retirement Disclosure [Abstract]
PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS
PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS
The Company provides defined-benefit pension, health care and life insurance benefits upon retirement for certain full-time employees. Pension benefits are provided under The Rowan Pension Plan, and The Rowan SERP, and health care and life insurance benefits are provided under the Retiree Medical Plan.
The following table presents the changes in benefit obligations and plan assets for the years ended December 31 and the funded status and weighted-average assumptions used to determine the benefit obligation at each year end (dollars in millions):

	2017			2016
	Pension benefits	Other benefits	Total	Pension benefits	Other benefits	Total
Projected benefit obligations:
Balance, January 1	$772.1	$29.9	$802.0	$760.0	$66.7	$826.7
Interest cost	25.5	0.9	26.4	26.3	1.6	27.9
Service cost	12.3	0.1	12.4	16.3	0.3	16.6
Actuarial (gain) loss	78.0	5.5	83.5	32.8	9.2	42.0
Plan amendments	—	—	—	—	(39.9)	(39.9)
Plan settlements	—	(16.4)	(16.4)	(2.5)	(2.6)	(5.1)
Plan curtailments	—	—	—	(1.0)	—	(1.0)
Exchange rate changes	0.3	—	0.3	0.1	—	0.1
Benefits paid	(52.4)	(2.0)	(54.4)	(59.9)	(5.4)	(65.3)
Balance, December 31	835.8	18.0	853.8	772.1	29.9	802.0

Plan assets:
Fair value, January 1	544.6	—	544.6	550.7	—	550.7
Actual return	88.0	—	88.0	33.8	—	33.8
Employer contributions	29.3	—	29.3	22.5	—	22.5
Plan settlements	—	—	—	(2.5)	—	(2.5)
Exchange rate changes	0.2	—	0.2	—	—	—
Benefits paid	(52.4)	—	(52.4)	(59.9)	—	(59.9)
Fair value, December 31	609.7	—	609.7	544.6	—	544.6
Net benefit liabilities	$(226.1)	$(18.0)	$(244.1)	$(227.5)	$(29.9)	$(257.4)

Amounts recognized in Consolidated Balance Sheet:
Accrued liabilities	$(24.5)	$(2.5)	$(27.0)	$(29.7)	$(2.4)	$(32.1)
Other liabilities (long-term)	(201.6)	(15.5)	(217.1)	(197.8)	(27.5)	(225.3)
Net benefit liabilities	$(226.1)	$(18.0)	$(244.1)	$(227.5)	$(29.9)	$(257.4)

Accumulated contributions in excess of (less than) net periodic benefit cost	$120.2	$(39.1)	$81.1	$109.4	$(63.3)	$46.1

Amounts not yet reflected in net periodic benefit cost:
Actuarial (loss) gain	(358.1)	(6.3)	(364.4)	(353.8)	(7.3)	(361.1)
Prior service credit	11.8	27.4	39.2	16.9	40.7	57.6
Total accumulated other comprehensive income (loss)	(346.3)	21.1	(325.2)	(336.9)	33.4	(303.5)
Net benefit liabilities	$(226.1)	$(18.0)	$(244.1)	$(227.5)	$(29.9)	$(257.4)

Weighted-average assumptions:
Discount rate	3.68%	3.52%		4.29%	3.94%
Rate of compensation increase	4.28%			4.14%

The projected benefit obligations for pension benefits in the preceding table reflect the actuarial present value of benefits accrued based on services rendered to date and include the estimated effect of future salary increases. The accumulated benefit obligations, which are presented below for all plans in the aggregate at December 31, are based on services rendered to date, but exclude the effect of future salary increases (in millions):

	2017	2016
Accumulated benefit obligation	$830.8	$764.8

On November 27, 2017, the Company purchased annuities to cover post-65 retiree medical benefits for current retirees as of the purchase date. The annuity purchase settled post-65 medical benefits (i.e., Health Reimbursement Account, or “HRA”, amounts) for affected participants, with the insurer taking responsibility for all benefit payments on and after January 1, 2019. The Company retained the obligation for 2018 benefit payments. The Company determined that this annuity purchase resulted in a full settlement of the post-65 medical obligation and as a result the entirety of the annuity purchase was treated as a settlement and resulted in a settlement loss of $5.8 million, calculated as of December 31, 2017.

On August 10, 2016, the Company communicated changes to the participants in its postretirement benefits plan, which was previously frozen to new entrants in 2008. Based on these changes, effective as of January 1, 2017, eligible participants now receive a health reimbursement account that provides a fixed dollar benefit per year. The impact of these changes to the plan and related, as of August 10, 2016, are presented in the table below (in millions):

	Liability increase (decrease)	Accumulated other comprehensive income (loss)	Deferred tax liability increase (decrease)
Plan change benefit	$(39.9)	$25.9	$14.0
Remeasurement loss	5.2	(3.4)	(1.8)
Actuarial loss	5.2	(3.3)	(1.9)
Total	$(29.5)	$19.2	$10.3

During 2016, the Rowan SERP had a one-time settlement charge recognized in net periodic pension costs under US GAAP of $0.5 million as of December 31, 2016, attributable to lump sum payments during 2016 which exceeded the sum of the service cost and interest cost, the threshold that requires recognition of a settlement loss.
In 2016, the Norwegian Onshore and Offshore pension plans both experienced plan curtailments. Across Rowan Norway Limited, which employs participants of both the Onshore and Offshore pension plans, there was an employment reduction resulting in an approximate 50% reduction in active participants of the plans in early 2017. Since Rowan provided affected employees redundancy letters in November 2016, the curtailment was recognized effective December 31, 2016. The Company recognized a $0.4 million curtailment gain in net periodic pension costs for 2016.
During 2015, the Company amended the eligibility requirement with respect to the Retiree Medical Plan to exclude any participant that was previously eligible and was under the age of 50 as of January 1, 2016. The effect of the change was to reduce the projected benefit obligation by $7.2 million, which was net of an estimated $4.4 million payment to be made in early 2016 to the affected participants. The actual payment made in 2016 was $2.6 million and the Company recognized a related $0.1 million settlement loss.
Effective January 1, 2016, the Company changed its estimate of the service and interest cost components of net periodic benefit costs for its significant defined benefit pension and other postretirement benefit plans. Previously, the Company estimated the service and interest cost components utilizing a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation. The new estimate utilizes a full yield curve approach in the estimation of these components by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to their underlying projected cash flows. The new estimate provides a more precise measurement of service and interest costs by improving the correlation between projected benefit cash flows and their corresponding spot rates. While the benefit obligation measured under this approach is unchanged, more granular application of the spot rates reduced the service and interest cost for fiscal 2016.
Each of the Company’s pension plans has a benefit obligation that exceeds the fair value of plan assets.
The Company estimates the following amounts, which are classified in accumulated other comprehensive loss, a component of shareholders’ equity, will be recognized as net periodic benefit cost in 2018 (in millions):

	Pension benefits	Other retirement benefits	Total
Actuarial (loss) gain	$(35.6)	$(0.7)	$(36.3)
Prior service credit	5.0	13.3	18.3
Total amortization	$(30.6)	$12.6	$(18.0)

Cumulative gains and losses in excess of 10% of the greater of projected benefit obligation or market-related value of plan assets are amortized over the expected average remaining service of the current active membership.

Each unrecognized prior service cost base is amortized on a straight line basis over the average remaining service period of participants expected to receive a benefit and who are active at the date of the plan amendment. If all or almost all of the plan’s participants offered a benefit by the plan amendment are inactive, the amortization is based on their average remaining life expectancy instead of average remaining service.

The components of net periodic pension cost and the weighted-average assumptions used to determine net cost were as follows (dollars in millions):

	2017	2016	2015
Service cost (1)	$12.3	$16.3	$18.3
Interest cost (2)	25.5	26.3	31.9
Expected return on plan assets (2)	(37.7)	(39.6)	(41.6)
Recognized actuarial loss (2)	23.3	21.0	25.7
Amortization of prior service cost (2)	(5.1)	(5.0)	(4.5)
Curtailment gain recognized (2)	—	(0.4)	—
Settlement loss recognized (2)	—	0.5	—
Net periodic pension cost	$18.3	$19.1	$29.8

Discount rate	4.29%	4.53%	3.97%
Expected return on plan assets	7.13%	7.28%	7.45%
Rate of compensation increase	4.14%	4.14%	4.15%

(1) Included in Direct operating costs and Selling, general and administrative on the Consolidated Statements of Operations
(2) Included in Other - net on the Consolidated Statements of Operations
The components of net periodic cost of other postretirement benefits and the weighted average discount rate used to determine net cost were as follows (dollars in millions):

	2017	2016	2015
Service cost (1)	$0.1	$0.3	$1.3
Interest cost (2)	0.9	1.6	2.9
Amortization of prior service credit (2)	(13.3)	(6.4)	—
Amortization of net (gain) loss (2)	0.7	0.3	—
Settlement loss (2)	5.8	0.1	—
Net periodic cost of other postretirement benefits	$(5.8)	$(4.1)	$4.2

Discount rate	3.91%	4.18%	3.95%

(1) Included in Direct operating costs and Selling, general and administrative on the Consolidated Statements of Operations
(2) Included in Other - net on the Consolidated Statements of Operations

The pension plans’ investment objectives for fund assets are: to achieve over the life of the plans a return equal to the plans’ expected investment return or the inflation rate plus 3%, whichever is greater; to invest assets in a manner such that contributions are minimized and future assets are available to fund liabilities; to maintain liquidity sufficient to pay benefits when due; and to diversify among asset classes so that assets earn a reasonable return with an acceptable level of risk. The plans employ several active managers with proven long-term records in their specific investment discipline.
Target allocations among asset categories and the fair values of each category of plan assets as of December 31, 2017 and 2016, classified by level within the US GAAP fair value hierarchy is presented below. The plans will periodically reallocate assets in accordance with the allocation targets, after giving consideration to the expected level of cash required to pay current benefits and plan expenses (dollars in millions):

	Target range	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2017:
Equities:	53% to 69%
U.S. large cap	22% to 28%	$158.2	$—	$158.2	$—
U.S. small cap	4% to 10%	45.3	—	45.3	—
International all cap	21% to 29%	156.2	—	156.2	—
International small cap	2% to 8%	36.3	—	36.3	—
Real estate equities	0% to 13%	50.6	—	50.6	—
Fixed income:	25% to 35%
Cash and equivalents	0% to 10%	6.2	—	6.2	—
Aggregate	9% to 19%	74.9	—	74.9	—
Core plus	9% to 19%	78.1	78.1	—	—
Group annuity contracts		3.9	—	3.9	—
Total		$609.7	$78.1	$531.6	$—

December 31, 2016:
Equities:	53% to 69%
U.S. large cap	22% to 28%	$141.6	$—	$141.6	$—
U.S. small cap	4% to 10%	41.5	—	41.5	—
International all cap	21% to 29%	134.4	—	134.4	—
International small cap	2% to 8%	27.4	—	27.4	—
Real estate equities	0% to 13%	47.1	—	47.1	—
Fixed income:	25% to 35%
Cash and equivalents	0% to 10%	4.6	—	4.6	—
Aggregate	9% to 19%	72.4	—	72.4	—
Core plus	9% to 19%	73.0	73.0	—	—
Group annuity contracts		2.6	—	2.6	—
Total		$544.6	$73.0	$471.6	$—

Assets in the U.S. equities category include investments in common and preferred stocks (and equivalents such as American Depository Receipts and convertible bonds) and may be held through separate accounts, commingled funds or an institutional mutual fund.  Assets in the international equities category include investments in a broad range of international equity securities, including both developed and emerging markets, and may be held through a commingled or institutional mutual fund. The real estate category includes investments in pooled and commingled funds whose objectives are diversified equity investments in income-producing properties. Each real estate fund is intended to provide broad exposure to the real estate market by property type, geographic location and size and may invest internationally. Securities in both the aggregate and core plus fixed income categories include U.S. government, corporate, mortgage- and asset-backed securities and Yankee bonds, and both categories target an average credit rating of “A” or better at all times. Individual securities in the aggregate fixed income category must be investment grade or above at the time of purchase, whereas securities in the core plus category may have a rating of “B” or above. Additionally, the core plus category may invest in non-U.S. securities. Assets in the aggregate and core plus fixed income categories are held primarily through a commingled fund and an institutional mutual fund, respectively. Group annuity contracts are invested in a combination of equity, real estate, bond and other investments in connection with a pension plan in Norway.
The following is a description of the valuation methodologies used for the pension plan assets at December 31, 2017, and 2016:

•
Fair values of all U.S. equity securities, the international all cap equity securities and aggregate fixed income securities categorized as Level 2 were held in commingled funds which were valued daily based on a net asset value.

•	Fair value of international small cap equity securities categorized as Level 2 were held in a limited partnership fund which was valued monthly based on a net asset value.

•
The real estate categorized as Level 2 was held in two accounts (a commingled fund and a limited partnership). The assets in the commingled fund were valued monthly based on a net asset value and the assets in the limited partnership were valued quarterly based on a net asset value.

•	Cash and equivalents categorized as Level 2 were valued at cost, which approximates fair value.

•	Fair value of mutual fund investments in core plus fixed income securities categorized as Level 1 were based on quoted market prices which represent the net asset value of shares held.
To develop the expected long-term rate of return on assets assumption, the Company considered the current level of expected returns on risk-free investments (primarily government bonds), the historical level of the risk premium associated with the plans’ other asset classes and the expectations for future returns of each asset class. The expected return for each asset class was then weighted based upon the current asset allocation to develop the expected long-term rate of return on assets assumption for the plans, which was reduced to 6.70% at December 31, 2017, from 7.15% at December 31, 2016.
The Company's estimates for its net benefit expense (income) are partially based on the expected return on pension plan assets. The Company uses a market-related value of plan assets to determine the expected return on pension plan assets. In determining the market-related value of plan assets, differences between expected and actual asset returns are deferred and recognized over two years. If the Company used the fair value of its plan assets instead of the market-related value of plan assets in determining the expected return on pension plan assets, its net benefit expense would have been $2.7 million higher for the year ended December 31, 2017.

The Company bases its determination of the asset return component of pension expense on a market-related valuation of assets, which reduces year-to-year volatility. This market-related valuation recognizes investment gains or losses over a two-year period from the year in which they occur. Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return based on the fair value of assets. Since the market-related value of assets recognizes gains or losses over a two-year period, the future value of assets will be impacted as previously deferred gains or losses are recorded. As of January 1, 2018, cumulative asset gains of approximately $31.7 million remained to be recognized in the calculation of the market-related value of assets.

The Company currently expects to contribute approximately $25 million to its pension plans in 2018 and to directly pay other postretirement benefits of approximately $2 million.
Estimated future annual benefit payments from plan assets are presented below. Such amounts are based on existing benefit formulas and include the effect of future service (in millions):

	Pension benefits	Other postretirement benefits
Year ended December 31,
2018	$99.4	$2.5
2019	46.5	1.6
2020	47.5	1.4
2021	48.0	1.3
2022	48.8	1.2
2023 through 2027	244.1	5.7

The Company sponsors defined contribution plans covering substantially all employees. Employer contributions to such plans are expensed as incurred and totaled $12.5 million in 2017, $16.7 million in 2016 and $20.0 million in 2015.